Fair Value Measurements - Schedule of Assets that are Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2025	Feb. 09, 2025	Dec. 31, 2024	Dec. 06, 2024
Money Market Fund [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investment in Trust Account	$ 3,585,115		$ 3,666,439
Money Market Fund [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investment in Trust Account
Money Market Fund [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investment in Trust Account
Fair value of subscription shares [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Equity:
Fair value of subscription shares
Fair value of subscription shares [Member] | Significant Other Observable Inputs (Level 2) [Member]
Equity:
Fair value of subscription shares
Fair value of subscription shares [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Equity:
Fair value of subscription shares		$ 55,500		$ 878,000